Right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [abstract]
Summary of Breakdown for Right-Of-Use Assets
The following table provides a breakdown for
right-of-use
assets:

(Euro thousands)	Land and buildings	Industrial and commercial equipment	Plant and machinery	Other tangible assets	Total
Historical cost at January 1, 2020	665,738	616	326	6,396	673,076
Additions	52,051	96	—	1,637	53,784
Disposals	(48,392)	(7)	—	(1,446)	(49,845)
Exchange differences	(32,985)	—	—	(32)	(33,017)
Reclassifications to assets held for sale	(80)	—	—	(156)	(236)

Balance at December 31, 2020	636,332	705	326	6,399	643,762
Additions	147,372	18		909	148,299
Disposals	(86,612)	(151)	(158)	(1,381)	(88,302)
Exchange differences	37,071	—	—	(143)	36,928
Disposition	(18,838)	—	—	—	(18,838)

Balance at December 31, 2021	715,325	572	168	5,784	721,849

Accumulated amortization at January 1, 2020	(210,713)	(278)	(40)	(2,704)	(213,735)
Amortization	(106,340)	(166)	(122)	(1,882)	(108,510)
Impairments	(15,716)	—	—	—	(15,716)
Disposals	36,925	7	—	1,431	38,363
Exchange differences	7,309	—	—	20	7,329
Reclassifications to assets held for sale	80	—	—	73	153

Balance at December 31, 2020	(288,455)	(437)	(162)	(3,062)	(292,116)
Amortization	(103,908)	(132)	(73)	(1,666)	(105,779)
Impairments	(6,486)	—	—	—	(6,486)
Disposals	73,546	151	155	1,295	75,147
Exchange differences	(21,123)	(31)	(1)	(13)	(21,168)
Disposition	2,233	—	—	—	2,233
Reclassifications and other	(3,210)	—	—	—	(3,210)

Balance at December 31, 2021	(347,403)	(449)	(81)	(3,446)	(351,379)

Carrying amount at:
January 1, 2020	455,025	338	286	3,692	459,341
December 31, 2020	347,877	268	164	3,337	351,646
December 31, 2021	367,922	123	87	2,338	370,470